CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 4,691,157	$ 1,327,274	$ 8,424,265
Inventories	37,439,892	8,148,203	17,114,755
Cost and estimated earnings in excess of billings on uncompleted contracts	1,224,287	663,296	2,336,880
Deposits and prepaid expenses	55,610,463	51,291,708	41,278,072
Accounts receivable, net of allowance for doubtful accounts	122,773,881	82,057,942	52,948,350
Other receivables	16,475,508	3,782,771	5,954,248
Total current assets	238,215,188	147,271,194	128,056,570
Property and equipment
Property and equipment, net of accumulated depreciation	61,274,162	46,487,058	19,946,302
Construction in progress	69,088,637	59,134,732	24,492,510
Land use rights, net of accumulated amortization	58,995,505	60,705,829	55,733,246
Total property and equipment	189,358,304	166,327,619	100,172,058
Other non-current assets
Goodwill	724,940	724,940	724,940
Proprietary technologies, net of accumulated amortization	11,587,564	12,081,470	8,114,624
Temporary deposits paid to entities for investments in future Sino Joint Venture companies	41,109,708	41,109,708	6,030,785
License rights	0	0	1
Total other non-current assets	53,422,212	53,916,118	14,870,350
Total assets	480,995,704	367,514,931	243,098,978
Current liabilities
Accounts payable and accrued expenses	16,477,918	11,055,194	5,762,643
Other payables	11,177,713	10,768,786	6,654,478
Billings in excess of costs and estimated earnings on uncompleted contracts	3,373,432	3,146,956	2,790,084
Due to a director	4,244,519	1,793,768	3,345,803
Dividends payable		0	951,308
Series F Non-convertible preferred stock redemption payable	3,146,063	3,146,063	0
Bonds payable	1,725,000	0
Short term bank loan	0	4,100,377	3,181,927
Liabilities, Current	40,144,645	34,011,144	22,686,243
Non-current liabilities
Series F shares mandatory redemption payable	0	0	3,146,063
Long term debts	2,616,610	180,417	175,006
Bonds payable	0	1,725,000	0
Convertible note payable	6,982,667	0
Liabilities, Noncurrent	9,599,277	1,905,417	3,321,069
Commitments and contingencies
Stockholders’ equity
Common stock: $0.001 par value 17,171,717 shares authorized, 16,881,638 and 13,899,196 issued and outstanding as of September 30, 2014 and December 31, 2013, respectively)	16,882	13,899	10,102
Additional paid - in capital	118,665,621	105,037,379	88,181,594
Retained earnings	249,573,317	181,196,498	106,989,969
Accumulated other comprehensive income	6,244,379	6,260,131	3,868,274
Treasury stock	(1,250,000)	(1,250,000)	(1,250,000)
Total Sino Agro Food, Inc. and subsidiaries stockholders' equity	373,257,199	291,264,907	197,809,939
Non - controlling interest	57,994,583	40,333,463	19,281,727
Total stockholders’ equity	431,251,782	331,598,370	217,091,666
Total liabilities and stockholders' equity	480,995,704	367,514,931	243,098,978
Series A Preferred Stock [Member]
Stockholders’ equity
Preferred stock value	0	0	0
Total stockholders’ equity		0	0
Series B Convertible Preferred Stock [Member]
Stockholders’ equity
Preferred stock value	7,000	7,000	10,000
Total stockholders’ equity		7,000	10,000
Series F Non Convertible Preferred Stock [Member]
Stockholders’ equity
Preferred stock value	0	0	0
Total stockholders’ equity		$ 924	$ 924